Stock-Based Compensation - Performance Share Units (Details) $ / shares in Units, $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares
Stock-based compensation
Stock-based compensation expense | $	$ 2.1	$ 2.1
Employee stock-based compensation plan
Stock-based compensation
Total shares authorized	5,600,000	5,600,000
Shares available for future grants	5,400,000	5,400,000
Performance Share Units
Number of Shares
Granted (in shares)	115,566	115,566
Unvested as of end of period (in shares)	115,566	115,566
Weighted Average Grant Date Fair Value
Granted (in dollars per share) | $ / shares	$ 24.41	$ 24.41
Unvested as of end of period (in dollars per share) | $ / shares	$ 24.41	$ 24.41
Stock-based compensation
Period following vesting date for lapsing of transfer restrictions	6 months	6 months
Stock-based compensation expense | $	$ 0.1	$ 0.1
Unrecognized compensation expense | $	$ 2.7	$ 2.7
Period for recognition of unrecognized compensation expense		2 years 9 months 29 days
Performance Share Units | Tranche one
Stock-based compensation
Vesting (as a percent)	33.33%	33.33%
Performance Share Units | Tranche two
Stock-based compensation
Vesting (as a percent)	33.33%	33.33%
Performance Share Units | Tranche three
Stock-based compensation
Vesting (as a percent)	33.33%	33.33%